PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT, NET
Schedule of property, plant and equipment, net

	At December 31,	At December 31,
	2021	2022
	$	$
Buildings	720,367	764,577
Leasehold improvements	32,812	30,896
Machinery	1,441,546	1,470,957
Furniture, fixtures and equipment	84,694	58,928
Motor vehicles	9,775	11,527
Freehold land	31,691	39,285
	2,320,885	2,376,170
Accumulated depreciation	(1,019,988)	(908,888)
Subtotal	1,300,897	1,467,282
Construction in process	100,980	359,361
Property, plant and equipment, net	1,401,877	1,826,643